Income Taxes - Summary of Activity Related to Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Unrecognized Tax Benefits [Line Items]
Balance at January 1	$ 67,015	$ 64,767
Increases related to current year tax positions	3,477	3,593
Increases related to prior year tax positions	3,107	3,580
Decreases related to prior year tax positions	(6,443)	(3,177)
Expiration of statute of limitations for the assessment of taxes	(2,045)	(1,748)
Balance at December 31	$ 65,111	$ 67,015